Note 2 - Going Concern (Details Textual) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Retained Earnings (Accumulated Deficit)	$ (83,299)		$ (76,624)	$ (74,021)
Net Cash Provided by (Used in) Operating Activities	$ (4,937)	$ (1,662)	$ (2,172)	$ (2,892)